SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Long-term loans:
Long-term loans		$ 17,061	$ 21,549
Less - current maturities		4,479	4,617
Long-term loans, excluding current maturities		$ 12,582	$ 16,932
Loan from bank (a) [Member]
Long-term loans:
Interest rate	[1]	4.77%	4.77%
Maturity, maximum	[1]		Dec. 31, 2021
Long-term loans	[1]	$ 16,000	$ 20,000
Loan from bank (b) [Member]
Long-term loans:
Variable interest reference rate	[2]	EURIBOR +2.75%	EURIBOR +2.75%
Interest rate, spread on variable rate	[2]	2.75%	2.75%
Maturity, maximum	[2]		Dec. 31, 2020
Long-term loans	[2]	$ 1,061	$ 1,458
Loan from bank (c) [Member]
Long-term loans:
Interest rate	[3]		6.00%
Maturity, maximum	[3]		Dec. 31, 2017
Long-term loans	[3]		$ 91

[1]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2017 the Company is in compliance with these covenants.
[2]	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.
[3]	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG's building in Bulgaria. The loan was fully repaid during 2017.